STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

7. STOCKHOLDERS’ EQUITY

Upon formation, the authorized capital of the Company was 100,000,000 shares consisting of 100,000,000 shares of common stock, par value $0.0001.

Common Stock

The Company’s common shares do not include any dividend or liquidation preferences, participation rights, call prices or unusual voting rights.

Common Stock Issuances

During the three months ended March 31, 2026, the Company sold 280,000 shares of Company stock in an unregistered offering for net proceeds of $40,000.

During the six months ended March 31, 2026, the Company sold 644,000 shares of Company stock in an unregistered offering for net proceeds of $222,000.

Share Cancellation

During October of 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. The cancellation was not given retroactive effect on the balance sheet as, pursuant to SAB Topic 4.C, it was not a stock dividend, stock split or reverse split.

Stock Option Cancellations

During October of 2025, the Company cancelled 2,426,488 stock options that were issued to five individuals. The Company recorded an immaterial amount of incremental stock-based compensation expense related to these cancellations.

Stock Option Exercises

During January of 2026, a total of 1,300,000 stock options were exercised at a weighted average exercise price of $0.05, resulting in proceeds of $65,000.

During January of 2026, a total of 788,199 stock options were exercised. These stock options were exercised as a cashless exercise whereby the consideration provided for exercise was forfeiture of 78,820 shares, resulting in net shares issued of 709,379.

Common Stock to be Issued for Services Provided

During the three months ended March 31, 2026, the Company entered into agreements with various service providers to settle existing obligations through the future issuance of 864,900 shares resulting in the settlement of liabilities totaling $432,450. No gain or loss was recognized from recognition of the transaction.

During the three months ended March 31, 2026, the Company entered into a agreements with two employees for the payment of bonuses through the future issuance of 360,000 shares resulting in the settlement of liabilities totaling $180,000. No gain or loss was recognized from the transaction.

During the three months ended March 31, 2026, the Company entered into an agreement with a service provider for to settle an existing obligation through the future issuance of 103,065 shares resulting in the settlement of liabilities totaling $51,533. No gain or loss was recognized from recognition of the transaction.

8. STOCKHOLDERS’ EQUITY

Upon formation, the authorized capital of the Company was 100,000,000 shares consisting of 100,000,000 shares of common stock, par value $0.0001.

Ordinary Shares

The Company’s common shares do not include any dividend or liquidation preferences, participation rights, call prices or unusual voting rights.

Share Cancellation

During October of 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. Consequently, as of the date of the filing, the Company had 9,440,362 shares of Common Stock outstanding. The cancellation was not given retroactive effect on the balance sheet as, pursuant to SAB Topic 4.C, it was not a stock dividend, stock split or reverse split.